UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.3%
AUSTRALIA 5.7%
ENERGY—INTEGRATED OIL & GAS 0.9%
Origin Energy Ltd.	59,000	$896,039
INDUSTRIALS 4.8%
AIRPORT SERVICES 1.6%
MAp Group	576,000	1,633,270
HIGHWAYS & RAILTRACKS 2.4%
Macquarie Infrastructure Group	1,491,300	1,532,711
Transurban Group	204,500	947,680
		2,480,391
RAILROADS 0.8%
Asciano Group(a)	447,600	778,353
TOTAL INDUSTRIALS		4,892,014
TOTAL AUSTRALIA		5,788,053
BRAZIL 3.7%
INDUSTRIALS 2.0%
HIGHWAYS & RAILTRACKS 1.0%
Cia de Concessoes Rodoviarias	43,757	971,667
MARINE PORTS & SERVICES 0.5%
Santos Brasil Participacoes SA	56,512	556,111
RAILROADS 0.5%
All America Latina Logistica	52,300	479,371
TOTAL INDUSTRIALS		2,007,149
UTILITIES 1.7%
ELECTRIC UTILITIES 1.2%
Cia de Transmissao de Energia Eletrica Paulista	7,601	200,246
Companhia Energetica de Minas Gerais (ADR)	14,000	232,960
CPFL Energia SA	42,160	838,293
		1,271,499

	Number of Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
AES Tiete S.A.	48,300	$524,188
TOTAL UTILITIES		1,795,687
TOTAL BRAZIL		3,802,836
CANADA 2.7%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	20,800	992,027
TransCanada Corp.	48,600	1,781,019
		2,773,046
FINLAND 0.2%
UTILITIES—ELECTRIC UTILITIES
Fortum Oyj	9,734	238,096
FRANCE 12.6%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 1.2%
Eutelsat Communications	33,400	1,187,341
INDUSTRIALS 7.3%
AIRPORT SERVICES 1.0%
Aeroports De Paris	12,649	1,041,464
CONSTRUCTION & ENGINEERING 5.6%
Vinci SA	97,800	5,763,905
HIGHWAYS & RAILTRACKS 0.7%
Groupe Eurotunnel SA	70,400	717,422
TOTAL INDUSTRIALS		7,522,791
UTILITIES 4.1%
ELECTRIC UTILITIES 0.8%
Electricite de France	14,289	779,697

	Number of Shares	Value
MULTI UTILITIES 3.3%
GDF Suez	73,189	$2,827,189
Suez Environnement SA	12,300	283,085
Veolia Environnement	8,000	277,478
		3,387,752
TOTAL UTILITIES		4,167,449
TOTAL FRANCE		12,877,581
GERMANY 5.1%
INDUSTRIALS—AIRPORT SERVICES 0.9%
Fraport AG	18,200	958,323
UTILITIES 4.2%
ELECTRIC UTILITIES 2.5%
E.ON AG	69,900	2,580,710
MULTI UTILITIES 1.7%
RWE AG	19,067	1,689,387
TOTAL UTILITIES		4,270,097
TOTAL GERMANY		5,228,420
HONG KONG 4.3%
INDUSTRIALS 1.9%
AIRPORT SERVICES 0.2%
Beijing Capital International Airport Co., Ltd. (a)	442,000	263,006
CONGLOMERATES 0.3%
Beijing Enterprises Holdings Ltd.	45,500	316,450
ELECTRICAL COMPONENT & EQUIPMENT 0.3%
Zhuzhou CSR Times Electric Co., Ltd.	153,000	289,280
HIGHWAYS & RAILTRACKS 0.5%
Sichuan Expressway Co. Ltd.	847,331	503,100

	Number of Shares	Value
MARINE PORTS & SERVICES 0.6%
China Merchants Holdings International Co., Ltd.	137,400	$502,580
Dalian Port (PDA) Co., Ltd.	168,900	79,183
		581,763
TOTAL INDUSTRIALS		1,953,599
UTILITIES 2.4%
ELECTRIC UTILITIES 0.9%
Cheung Kong Infrastructure Holdings Ltd.	126,500	487,150
CLP Holdings Ltd.	60,000	428,116
		915,266
GAS UTILITIES 0.7%
Hong Kong and China Gas Co., Ltd.	178,100	443,171
Xinao Gas Holdings Ltd.	120,929	309,010
		752,181
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
China Longyuan Power Group Corp.(a)	211,400	250,219
WATER UTILITIES 0.5%
Beijing Enterprises Water Group Ltd.(a)	696,800	257,567
China Water Affairs Group Ltd.	624,000	274,860
		532,427
TOTAL UTILITIES		2,450,093
TOTAL HONG KONG		4,403,692
ITALY 5.5%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 3.6%
Atlantia S.p.A.	160,100	3,736,613
UTILITIES 1.9%
ELECTRIC UTILITIES 0.5%
Terna Rete Elettrica Nazionale S.p.A.	110,800	479,261
GAS UTILITIES 1.4%
Snam Rete Gas S.p.A.	279,663	1,417,420

	Number of Shares	Value
TOTAL UTILITIES		$1,896,681
TOTAL ITALY		5,633,294
JAPAN 15.0%
INDUSTRIALS—RAILROADS 9.9%
Central Japan Railway Co.	559	4,257,225
East Japan Railway Co.	84,500	5,874,960
		10,132,185
UTILITIES 5.1%
ELECTRIC UTILITIES 3.4%
Kansai Electric Power Co. (The)	61,400	1,406,769
Tokyo Electric Power Co. (The)	78,300	2,087,106
		3,493,875
GAS UTILITIES 1.7%
Osaka Gas Co.	273,500	980,025
Tokyo Gas Co.	160,000	705,102
		1,685,127
TOTAL UTILITIES		5,179,002
TOTAL JAPAN		15,311,187
KOREA 0.5%
UTILITIES—GAS UTILITIES
Korea Gas Corp.	11,500	485,837
LUXEMBOURG 3.4%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SA	139,100	3,512,332
NETHERLANDS 1.1%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV	14,900	1,173,471
NEW ZEALAND 0.3%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.	196,805	271,213

	Number of Shares	Value
SPAIN 5.0%
INDUSTRIALS 4.5%
CONSTRUCTION & ENGINEERING 3.1%
Ferrovial SA	331,174	$3,220,562
HIGHWAYS & RAILTRACKS 1.4%
Abertis Infraestructuras S.A.	73,300	1,410,788
TOTAL INDUSTRIALS		4,631,350
UTILITIES—ELECTRIC UTILITIES 0.5%
Red Electrica de Espana	9,000	483,013
TOTAL SPAIN		5,114,363
UNITED KINGDOM 3.5%
INDUSTRIALS—MARINE PORTS & SERVICES 0.4%
Forth Ports PLC	19,031	400,848
TELECOMMUNICATION SERVICES—ALTERNATIVE CARRIERS 0.2%
Inmarsat PLC	20,500	235,182
UTILITIES 2.9%
ELECTRIC UTILITIES 0.8%
Scottish and Southern Energy PLC	49,067	819,795
MULTI UTILITIES 1.1%
National Grid PLC	68,458	666,422
United Utilities Group PLC	56,200	476,734
		1,143,156
WATER UTILITIES 1.0%
Pennon Group PLC	55,600	440,849
Severn Trent PLC	27,784	503,838
		944,687
TOTAL UTILITIES		2,907,638
TOTAL UNITED KINGDOM		3,543,668

	Number of Shares	Value
UNITED STATES 27.7%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 2.9%
Enterprise Products Partners LP	6,000	$207,480
MarkWest Energy Partners LP	24,700	757,055
Williams Cos. (The)	86,505	1,998,266
		2,962,801
TELECOMMUNICATION SERVICES—WIRELESS TELECOMMUNICATION SERVICES 11.2%
American Tower Corp.(a)	130,824	5,574,411
Crown Castle International Corp.(a)	101,900	3,895,637
SBA Communications Corp.(a)	54,900	1,980,243
		11,450,291
UTILITIES 13.6%
ELECTRIC UTILITIES 5.5%
Entergy Corp.	14,504	1,179,900
Exelon Corp.	6,544	286,693
FPL Group	26,965	1,303,218
ITC Holdings Corp.	9,020	496,100
Northeast Utilities	9,308	257,273
PPL Corp.	22,672	628,241
Southern Co.	45,397	1,505,365
		5,656,790
GAS UTILITIES 1.3%
EQT Corp.	15,234	624,594
Northwest Natural Gas Co.	5,500	256,300
Questar Corp.	10,963	473,602
		1,354,496

		Number of Shares	Value
MULTI UTILITIES 6.2%
Alliant Energy Corp.		8,200	$272,732
CMS Energy Corp.		15,800	244,268
PG&E Corp.		50,755	2,153,027
Public Service Enterprise Group		34,230	1,010,470
Sempra Energy		23,600	1,177,640
Wisconsin Energy Corp.		29,028	1,434,273
			6,292,410
WATER UTILITIES 0.6%
American Water Works Co.		27,884	606,756
TOTAL UTILITIES			13,910,452
TOTAL UNITED STATES			28,323,544
TOTAL COMMON STOCK (Identified cost—$93,975,497)			98,480,633
SHORT-TERM INVESTMENTS 3.6%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(b)		1,830,128	1,830,128
State Street Institutional Liquid Reserves Fund, 0.13%(b)		1,830,446	1,830,446
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,660,574)			3,660,574
TOTAL INVESTMENTS (Identified cost—$97,636,071)	99.9%		102,141,207

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		130,391

NET ASSETS	100.0%		$102,271,598

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$98,480,633	$98,480,633	$—	—
Money Market Funds	3,660,574	—	3,660,574	—
Total Investments	$102,141,207	$98,480,633	$3,660,574	—

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$97,636,071
Gross unrealized appreciation	$8,292,174
Gross unrealized depreciation	(3,787,038)
Net unrealized appreciation	$4,505,136

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010